Related Party Transactions - Payables (Details) - USD ($)	Jun. 30, 2022	Mar. 15, 2022	Dec. 31, 2021	Jun. 30, 2021
Related Party Transactions
Amounts payable, related party transactions	$ 743,188			$ 9,601,708
Remuneration payable to key management	743,188		$ 34,611
Executive Chairman, L. M. Mojela
Related Party Transactions
Loans and Borrowings			432,201
Halo Collective, Inc
Related Party Transactions
Loans and Borrowings		$ 6,582,980	$ 6,716,190
Interest rate			1.00%
T Scott
Related Party Transactions
Remuneration payable to key management	562,792		$ 0
T Virk
Related Party Transactions
Remuneration payable to key management	57,550		0
T Flow
Related Party Transactions
Remuneration payable to key management	25,875		0
Dr. Akkar-Schenkl
Related Party Transactions
Remuneration payable to key management	24,386		0
LM Mojela
Related Party Transactions
Remuneration payable to key management	15,944		0
P van den Berg
Related Party Transactions
Remuneration payable to key management	8,010		0
C Ki
Related Party Transactions
Remuneration payable to key management	6,638		0
G Jones
Related Party Transactions
Remuneration payable to key management	1,800		0
G Dingaan
Related Party Transactions
Remuneration payable to key management	1,800		0
B Baker
Related Party Transactions
Remuneration payable to key management	$ 1,800		$ 0